Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
SHAPEWAYS, INC
Accounts Receivable
Accounts receivable	$ 1,016	$ 185	$ 151	$ 151	$ 220